Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Available-for-sale, amortized cost	$ 1,294,350	$ 1,085,728
Held-to-maturity, fair value	11,868	260,981
Trading, amortized cost	6	7
Equity securities available-for-sale, cost	240,287	269,400
Premiums and reinsurance balances receivable, allowances for uncollectible amounts	13,470	13,653
Reinsurance balances recoverable on unpaid losses and settlement expenses, allowances for uncollectible amounts	14,834	14,820
Property and equipment, accumulated depreciation	$ 45,603	$ 45,647
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	32,727,731	32,627,244
Common stock, shares outstanding (in shares)	21,262,624	21,162,137
Treasury stock, shares (in shares)	11,465,107	11,465,107